Acquired Intangible Assets (Detail) - USD ($) $ in Millions		12 Months Ended
	Apr. 25, 2014	Jun. 30, 2015	Jun. 30, 2014
Acquired Finite-Lived Intangible Assets [Line Items]
Weighted Average Life		6 years	8 years
Technology-based
Acquired Finite-Lived Intangible Assets [Line Items]
Weighted Average Life		5 years	9 years
Customer-related
Acquired Finite-Lived Intangible Assets [Line Items]
Weighted Average Life		4 years	3 years
Contract-based
Acquired Finite-Lived Intangible Assets [Line Items]
Weighted Average Life			9 years
Nokia Devices And Services Business
Acquired Finite-Lived Intangible Assets [Line Items]
Fair value of intangible assets acquired	$ 4,509
Weighted Average Life	8 years
Nokia Devices And Services Business | Marketing-related (trade names)
Acquired Finite-Lived Intangible Assets [Line Items]
Fair value of intangible assets acquired	$ 157
Weighted Average Life	2 years
Nokia Devices And Services Business | Technology-based
Acquired Finite-Lived Intangible Assets [Line Items]
Fair value of intangible assets acquired	$ 2,493
Weighted Average Life	9 years
Nokia Devices And Services Business | Customer-related
Acquired Finite-Lived Intangible Assets [Line Items]
Fair value of intangible assets acquired	$ 359
Weighted Average Life	3 years
Nokia Devices And Services Business | Contract-based
Acquired Finite-Lived Intangible Assets [Line Items]
Fair value of intangible assets acquired	$ 1,500
Weighted Average Life	9 years